Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 3,394,610	¥ 2,363,737
Carried at fair value	[1]	2,074,585	1,650,115
Total		5,469,195	4,013,852
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		8,066	4,000
Carried at fair value	[1]	1,514
Total		9,580	4,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		3,402,676	2,367,737
Carried at fair value	[1]	2,076,099	1,650,115
Total		5,478,775	4,017,852
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		915,962	802,595
Carried at fair value	[1]
Total		915,962	802,595
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		608,332	457,273
Carried at fair value	[1]
Total		608,332	457,273
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,870,316	1,103,869
Carried at fair value	[1]	2,074,585	1,650,115
Total		¥ 3,944,901	¥ 2,753,984

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.